SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
SHARE CAPITAL

17      SHARE CAPITAL

	December 31,	December 31,
	2022	2021
Listed A shares	13,217,626	13,078,707
Listed H shares	3,943,966	3,943,966
	17,161,592	17,022,673

As of December 31, 2022 and 2021, all issued shares were registered and fully paid. Both A shares and H shares rank pari passu in all aspects.

The number of the Company’s authorized and issued ordinary shares was 17,161,591,551 at par value of RMB1.00 per share as of December 31, 2022, including 138,918,600 restricted share (Note 18).